Equity - Additional Information (Detail) (USD $)	1 Months Ended	0 Months Ended	12 Months Ended
	Sep. 18, 2013	Jul. 10, 2013	Dec. 31, 2014	Dec. 31, 2013	Feb. 11, 2014
Equity [Line Items]
Common stock, authorized			100,000,000	100,000,000
Common stock, par value			$ 0.001	$ 0.001
Common Stock, Issued			21,134,744	21,134,744
Preferred stock, authorized			15,000,000	15,000,000
Preferred stock, par value			$ 0.001	$ 0.001
Common stock, shares outstanding			20,741,572
Preferred Stock Conversion Basis Voting Percentage			80.00%
Incentive shares vested - financial adviser, shares		1,325,776
Incentive shares vested - financial adviser, value		$ 4,400,000
Cash received from the merger	15,400,000		0	(15,394,000)
Stock issued during period shares new issues	3,960,615
Warrants issued to purchase common stock	1,980,318
Stock issued during period value new issues				11,694,000
Incentive shares granted- Vendor, Shares	1,445,000
Incentive shares granted- Vendor, Value	3,100,000
Walker Digital Holdings, LLC
Equity [Line Items]
Common Stock, Issued	7,667,667
Percentage of stock acquired by walker digital	48.00%
Sale of Stock, Price Per Share					$ 3.00
Performance Shares
Equity [Line Items]
Shares of common stock to be received	2,166,667
Employee Stock
Equity [Line Items]
Incentive shares vested - financial adviser, value	600,000
Employee Stock | Dr Schiller [Member]
Equity [Line Items]
Incentive shares vested - financial adviser, shares	100,000
Employee Stock | Mr Nyweid [Member]
Equity [Line Items]
Incentive shares vested - financial adviser, shares	83,334
Private Placement, Global Options
Equity [Line Items]
Common stock, shares outstanding	3.00
Offering price of share issued	$ 3.00
Stock issued during period value new issues	$ 11,700,000
Closing price per share	$ 6.00
Number of trading days	20 days
Number of consecutive trading days	30 days
Series B Convertible Preferred Stock
Equity [Line Items]
Preferred stock, par value			$ 0.001	$ 0.001
Preferred Stock, Issued			14,999,000	14,999,000
Preferred Stock Shares Outstanding			14,999,000	14,999,000
Series B Convertible Preferred Stock | Walker Digital Holdings, LLC
Equity [Line Items]
Preferred Stock, Issued	14,999,000
Common Stock
Equity [Line Items]
Percentage of stock acquired by walker digital	37.00%